Other Financial Assets At Fair Value Through Profit Or Loss	6 Months Ended
Jun. 30, 2019
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Other Financial Assets At Fair Value Through Profit Or Loss

9. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2019 £m		31 December 2018 £m
Loans and advances to customers:
Loans to housing associations	13		13
Other loans	520		496

	533		509
Debt securities	662		3,263
Equity securities	126		93
Reverse repurchase agreements – non trading	—		2,272

	1,321	(1)	6,137	(1)

(1)	Comprised of £463m (2018: £1,521m) of financial assets designated at FVTPL and £858m (2018: £4,616m) of financial assets mandatorily at FVTPL.

In H119 £2.1bn of senior tranches of credit linked notes, which were previously classified as debt securities in the table above, were presented on a net basis. This followed a deed of amendment, including a legal right of set-off between the principal amounts of the senior tranches of credit linked notes and the senior cash deposits included as collateral in Note 16. At 30 June 2019 the amount of this netting was £1.8bn.